Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Jan. 31, 2023	Jan. 31, 2022
Cash flows from operating activities:
Net loss	$ (1,015,229)	$ (689,989)	$ (4,483,474)	$ (6,176,126)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	75,201	77,475	330,143	308,741
Amortization of debt discount				97,477
Amortization of right of use asset	7,845	14,985	38,813	9,522
(Gain) loss on extinguishment of debt				(53,028)
Stock-based compensation-options	75,030		732,130	532,832
Stock-based compensation-warrants	87,090		0	365,000
Treasury stock and warrants issued for termination agreement			174,025
Treasury stock issued for services			113,155
Goodwill impairment			327,326	2,180,836
Common stock issued for services				466,900
Changes in operating assets and liabilities:
Accounts receivable	(51,596)	(27,718)	(41,665)	42,967
Prepaid expenses	(3,354)	(28,744)	4,547	(370,472)
Inventories	47,838	4,115	(97,687)	(78,800)
Deferred revenue	25,794	23,719	56,636	19,421
Operating lease liability	(7,557)	(14,001)	(36,287)	(9,234)
Accounts payable and accrued expenses	9,074	(104,099)	(104,860)	(145,259)
Net Cash Used In Operating Activities	(749,864)	(744,257)	(2,987,198)	(2,809,223)
Cash flows from investing activities:
Purchase of equipment	(2,624)	(43,803)	(79,304)	(81,595)
Net Cash Used in Investing Activities	(2,624)	(43,803)	(79,304)	(81,595)
Cash flows from financing activities:
Proceeds from sale of common stock				583,000
Proceeds from sale of common stock in public offering				5,836,230
Proceeds from the exercise of warrants			296,875	2,942,970
Proceeds from line of credit	50,000
Payment on note payable	(4,877)	(3,968)	(17,795)	(5,496)
Payment on related party note payable				(1,500,000)
Payment on finance leases				(121,544)
Purchase of treasury stock		(89,196)	(119,006)	(104,467)
Net Cash Provided by (used in) Financing Activities	45,123	(93,164)	160,074	7,630,693
Effect of exchange rate on cash
Net change in cash	(707,365)	(881,224)	(2,906,428)	4,739,875
Cash and cash equivalents - Beginning of period	1,985,440	4,891,868	4,891,868	151,993
Cash and cash equivalents - End of period	1,278,075	4,010,644	1,985,440	4,891,868
Cash paid for:
Interest	$ 1,725	4,110	4,266	18,598
Income taxes
Supplemental disclosure of non-cash investing and financing activities:
Common stock returned in settlement			1,400
Common stock issued for settlement of notes payable				100,000
Common stock issued for prepaid consulting				400,000
Non-cash payment for license agreement				57,000
Common stock issued for subscription payable				70,000
Adoption of ASC 842 Operating lease asset and liability		94,134	94,134	28,565
Promissory note on equipment purchase		$ 22,483	22,794
Settlement of liabilities for common stock				144,000
Deemed dividend in connection with warrant round down				196,589
Cashless exercise of warrant				$ 15